Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $1,827,000.00.
Narrative - Max Aggregate Offering Price	$ 1,827,000.00
Final Prospectus	true